Income Taxes (Details 3) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Asset [Abstract]
Net operating loss carryovers	$ 18,293	$ 13,149
Deferred revenue	4,663	2,732
Stock based compensation	556	606
Deb debenture	130
Research credits	159	159
Accrued compensation	296	130
Reserves	846
Other	887	228
Total Deferred Tax Asset	25,830	17,004
Less: valuation allowance	(19,472)	(11,085)
Deferred Tax Asset, Net of Valuation Allowance	6,358	5,919
Deferred Tax Liabilities [Abstract]
Intangible assets	(5,312)	(4,917)
Fixed assets	(312)	(209)
Other	(12)	(80)
Prepaid maintenance	(20)	(145)
Capitalized research	(702)	(568)
Total deferred tax liabilities	(6,358)	(5,919)
Net Deferred Tax Asset (Liability)